      AIM INTERNATIONAL
      EQUITY FUND
      --------------------------------------------------------------------------

      AIM International Equity Fund seeks to provide long-term growth of capital.
                                                     AIM--Registered Trademark--

      PROSPECTUS
      MARCH 1, 2001,
      AS REVISED JANUARY 29, 2002

                                     This prospectus contains important
                                     information about the
                                     Class A, B and C shares of the fund.
                                     Please read it before investing and
                                     keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved
                                     these securities or determined
                                     whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells
                                     you otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES          1
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PRINCIPAL RISKS OF INVESTING IN THE FUND     1
----------------------------------------------

PERFORMANCE INFORMATION                      2
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Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
----------------------------------------------

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
----------------------------------------------

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
----------------------------------------------

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
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SHAREHOLDER INFORMATION                    A-1
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Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-7

Pricing of Shares                          A-9

Taxes                                      A-9

OBTAINING ADDITIONAL INFORMATION    Back Cover
----------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund invests, normally, at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

  At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                          ANNUAL
YEAR ENDED                                                 TOTAL
DECEMBER 31                                               RETURNS
-----------                                               -------
12/31/93 ................................................  45.78%
12/31/94 ................................................  -3.34%
12/31/95 ................................................  16.41%
12/31/96 ................................................  18.98%
12/31/97 ................................................   5.70%
12/31/98 ................................................  13.42%
12/31/99 ................................................  55.08%
12/31/00 ................................................ -25.69%

During the periods shown in the bar chart, the highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return was -14.64% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended                       SINCE     INCEPTION
December 31, 2000)      1 YEAR   5 YEARS   INCEPTION     DATE
------------------------------------------------------------------
Class A                 (29.78)%  9.20%      11.64%    04/07/92

Class B                 (29.63)   9.32        8.93     09/15/94

Class C                 (26.88)     --        5.14     08/04/97

MSCI EAFE Index(1)      (14.17)   7.13        9.63(2)  03/31/92(2)
------------------------------------------------------------------

(1) The Morgan Stanley Capital International Europe, Australia and Far East Index measures performance of global stock markets in 20 developed countries.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly
from your investment)   CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price)          5.50%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)    5.00%     1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are
deducted from fund
assets)                 CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.91%     0.91%     0.91%

Distribution and/or
Service (12b-1) Fees      0.30      1.00      1.00

Other Expenses            0.27      0.31      0.31

Total Annual Fund
  Operating Expenses      1.48      2.22      2.22

Fee Waiver(3)             0.04      0.04      0.04

Net Expenses              1.44      2.18      2.18
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The investment advisor has contractually agreed to waive 0.05% on average net assets in excess of $500 million.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $692     $992     $1,314     $2,221
Class B    725      994      1,390      2,386
Class C    325      694      1,190      2,554
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $692     $992     $1,314     $2,221
Class B    225      694      1,190      2,368
Class C    225      694      1,190      2,554
----------------------------------------------

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2000, the advisor received compensation of 0.87% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Directors of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------
                                                         2000(a)         1999        1998(a)       1997(a)       1996(a)
                                                        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                    $    21.73    $    17.59    $    16.64    $    15.37    $    13.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.08         (0.03)         0.05          0.04          0.04
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                               0.72          4.49          0.96          1.68          2.07
==========================================================================================================================
    Total from investment operations                          0.80          4.46          1.01          1.72          2.11
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          --         (0.11)        (0.06)        (0.02)        (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.93)        (0.21)           --         (0.43)        (0.38)
==========================================================================================================================
    Total distributions                                      (0.93)        (0.32)        (0.06)        (0.45)        (0.39)
==========================================================================================================================
Net asset value, end of period                          $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                               3.16%        25.73%         6.11%        11.43%        15.79%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $2,325,636    $2,058,419    $1,724,635    $1,577,390    $1,108,395
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.44%(c)      1.48%         1.45%         1.47%         1.58%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.48%(c)      1.52%         1.49%         1.51%         1.60%
==========================================================================================================================
Ratio of net investment income to average net assets          0.30%(c)     (0.14)%        0.28%         0.24%         0.25%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                         87%           86%           78%           50%           66%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $2,554,953,820.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  21.11    $  17.13    $  16.27    $  15.13    $  13.54
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)      (0.17)      (0.09)      (0.09)      (0.07)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.74        4.36        0.95        1.66        2.04
======================================================================================================================
    Total from investment operations                              0.63        4.19        0.86        1.57        1.97
======================================================================================================================
Less distributions from net realized gains                       (0.93)      (0.21)         --       (0.43)      (0.38)
======================================================================================================================
Net asset value, end of period                                $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   2.42%      24.72%       5.29%      10.61%      14.88%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $997,843    $887,106    $744,987    $678,809    $368,355
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)    2.27%       2.22%       2.25%       2.35%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)    2.31%       2.26%       2.28%       2.37%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.44)%(c)  (0.93)%     (0.49)%     (0.53)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             87%         86%         78%         50%         66%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $1,120,452,259.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                                   AUGUST 4,
                                                                   YEAR ENDED OCTOBER 31,           THROUGH
                                                              --------------------------------    OCTOBER 31,
                                                              2000(a)     1999(a)     1998(a)       1997(a)
                                                              --------    --------    --------    -----------
Net asset value, beginning of period                          $  21.13    $  17.14    $  16.27     $  17.64
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)      (0.17)      (0.09)       (0.02)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.73        4.37        0.96        (1.35)
=============================================================================================================
    Total from investment operations                              0.62        4.20        0.87        (1.37)
=============================================================================================================
Less distributions from net realized gains                       (0.93)      (0.21)         --           --
=============================================================================================================
Net asset value, end of period                                $  20.82    $  21.13    $  17.14     $  16.27
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   2.37%      24.76%       5.35%        7.77%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $253,998    $118,208    $ 58,579     $ 12,829
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)    2.27%       2.22%        2.27%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)    2.31%       2.26%        2.30%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.44)%(c)  (0.93)%     (0.49)%      (0.55)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             87%         86%         78%          50%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $219,394,811.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

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                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
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More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

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BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual reports
                             via our website:
                             http://www.aimfunds.com
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You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

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 AIM International Equity Fund
 SEC 1940 Act file number: 811-6463
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[AIM LOGO APPEARS HERE]   www.aimfunds.com    INT-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--